Shareholder Report, Holdings (Details) - C000240224	Jul. 31, 2026
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.50%
553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
29605J106 | ESAB Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
410867105 | Hanover Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
319835104 | First Community Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
092113109 | Black Hills Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
800422107 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
57060D108 | MarketAxess Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Discretionary00402L107
Holdings [Line Items]
Percent of Total Investments	93.60%
Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%